[The American Funds Group(r)]

The Tax-Exempt
Bond Fund of America

[abstract illustration of United States, dollar sign, line graph, U.S. Treasury Department, percentage sign]

Semi-Annual Report
for the six months ended February 29, 2000

The Tax-Exempt Bond Fund of America(r) seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

The Tax-Exempt Bond Fund of America is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 2000 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods - 10 years: +87.51%, or +6.49% a year; 5 years: +27.39%, or +4.96% a year; 12 months: -4.43%. Sales charges are lower for accounts of $100,000 or more. The fund's 30-day yield as of March 31, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 4.94%. The fund's distribution rate as of that date was 5.11%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Please see back cover for important information about Class A and Class B shares.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income may be subject to state or local income taxes. Certain other income, as well as capital gain distributions, are taxable.

[Begin Sidebar]
Investment Highlights
through February 29, 2000

6-month total return                                   -0.59%
(income plus capital changes, with dividends reinvested)

12-month total return                                  -2.43%

Tax-free distribution rate for February                +5.00%*
(income return only, reflecting maximum sales charge)

Taxable equivalent distribution rate                   +8.28%*
(for February, assuming a 39.6% federal tax rate)

SEC 30-day tax-free yield                              +5.14%*
(reflecting maximum sales charge)

*Distribution rates and yield are annualized.

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]




Fellow Shareholders:

The six months ended February 29, 2000 was a period of continued economic growth, climbing interest rates and declining bond prices. In this difficult environment, the price of most bonds in The Tax-Exempt Bond Fund of America's portfolio dropped, although the fund continued to produce solid tax-free income.

- Shareholders who reinvested their dividends, which totaled 30 cents a share, as well as the capital gain distribution of 4 cents a share received an income return of 2.5%. Combined with a decline in the fund's share price, this produced a negative total return of 0.6%. The fund held up better than the average municipal bond fund, which declined 1.3% as measured by Lipper, Inc., a leading mutual fund tracking service. The unmanaged Lehman Brothers Municipal Bond Index, which measures results in the tax-exempt market but does not reflect expenses, fell 0.02%.

- The tax-free income return for shareholders who took dividends in cash was 2.5%. The value of their holdings declined 3.1%.

- Over 12 months, shareholders who reinvested their dividends and capital gain distribution had a 4.9% income return, equivalent to an 8.1% taxable income return for investors in the 39.6% tax bracket. The value of their holdings declined 2.4%.


The Six Months In Review

When we wrote to you six months ago, bonds were reeling from the effects of seemingly unchecked U.S. economic growth and a widespread return to stock market investments. Those trends continued during the first half of your fund's 2000 fiscal year. Yet another string of strong economic data, including the recovery of many previously troubled economies around the world, exacerbated concerns over inflation. A rise in the cost of crude oil and the potential for wage pressures raised the prospect that prices may indeed rise in the foreseeable future.

In a pre-emptive move, the Federal Reserve raised short-term interest rates in November and again in February, to 5.75% from 5.25%. (On March 21, after the first half of your fund's fiscal year, another increase brought the rate to 6.00%.) Bond prices fell in response. The decline took down most sectors, including municipal issues. Although there were some exceptions, by the end of calendar 1999 investment results in a large part of the fixed-income markets recorded the worst results since 1994.

Meanwhile, investors who had been drawn to the safety of government issues in 1998, amid the financial turmoil in Asia and Russia, returned to stock markets worldwide. One might say that while 1998 was the year of the government bond, 1999 turned out to be the year of the technology stock: Investors transitioned from the safest bonds to what many might consider the most volatile of equity sectors.


How Your Fund Was Affected

Although your fund was not immune to all that ailed the bond market in the six months from September to February, it held up well compared with many of its peers. Our investment professionals responded to the market turmoil with a stronger emphasis on shorter maturities, and high-quality bonds with strong credit ratings, which historically have held up better in times of falling bond prices. Our cautious approach to investing has also proved a sound method for helping your money grow. Since its inception on October 3, 1979, The Tax-Exempt Bond Fund of America has achieved a total return of 375.2% compared with 333.4% for the average municipal bond fund, as measured by Lipper.

That said, results in the past six months were impeded by several of our holdings in health care, the worst-performing sector of the tax-exempt market during the period. Although these bonds have been lackluster recently, we believe they continue to be sound long-term investments.


Looking Forward

For several years, we've been cautioning investors that the combination of strong economic growth and tame inflation is a historical anomaly that is unlikely to be sustained indefinitely. Similarly, we have continued to remind investors that the record results of U.S. stocks in recent years must at some point be interrupted. We understand that with the ongoing expansion of the economy and the strong increases of volatile equity sectors, some investors undoubtedly receive these notes of caution as the pleas of the boy who cried wolf.

Nonetheless, we take this opportunity to reiterate our warnings. At the time this report was written, U.S. stock markets were highly volatile and there were growing fears regarding inflation.

As always, however, it is impossible to predict with certainty which direction markets will take. Capital Research and Management Company, adviser to all the American Funds, will continue to closely monitor economic and political events worldwide and adjust your fund's portfolio as necessary. Regardless of short-term market and economic trends, we want to remind investors of the importance of diversification in a well-balanced investment plan, and of the value of keeping your eyes on the horizon.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.     /s/ Neil L. Langberg
Paul G. Haaga, Jr.         Neil L. Langberg
Chairman of the Board      President

April 20, 2000


Why Tax-Free Investing Can Be Worthwhile

The table below is based on the federal tax rates for 2000. To use this table, find your estimated taxable income to determine your federal tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 5.00% February tax-exempt distribution rate.

Due to tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $170,000 faces a federal tax rate of 36%. In this bracket, the fund's current 5.00% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.81%. Investors in the highest bracket (39.6%) would need a taxable distribution rate of 8.28% to equal the fund's tax-exempt distribution rate.



Your Taxable Income

                                                                     The fund's 5.00% tax-free
                                              2000                   distribution rate in February/2/
                                              Current Federal        is equivalent to a taxable
Single                 Joint                  Tax Rate/1/            distribution rate of:
$0 -                   $0 -                   15.0%                  5.88%
26,250                 43,850

26,251 -               43,851 -               28.0                   6.94
63,550                 105,950

63,551 -               105,951 -              31.0                   7.25
132,600                161,450

132,601 -              161,451 -              36.0                   7.81
288,350                288,350

Over 288,350           Over 288,350           39.6                   8.28


/1/ The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

/2/ The fund's distribution rate in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.


The Tax-Exempt Bond Fund of America
Investment Portfolio
February 29, 2000
Geographic Breakdown                  Quality Ratings

California                       9.72%Aaa/AAA        37.54%
Illinois                            9.Aa/AA           13.47
New York                            8.A               11.42
Pennsylvania                        7.Baa/BBB         18.08
Michigan                            6.BB              10.04
Louisiana                           5.B                4.30
Other States                       48.Cash & Equivale  5.15
Cash & Equivalents                  5.15

The Tax-Exempt Bond Fund of America, Inc.
Investment Portfolio, February 29, 2000
Unaudited


                                                                                                            Principal       Market
                                                                                                               Amount        Value
                                                                                                                 (000)        (000)
                                                                                                           ----------   ----------
Tax-Exempt Securities Maturing in More Than One Year - 94.85%

Alabama  -  0.24%
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999A,                                        $4,865       $4,187
FGIC Insured, 5.125% 2029

Alaska  -  0.62%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program),                                            2,400        2,472
Series1992A-1, 6.75% 2032 Municipality of Anchorage:
1995 G.O. Ref. General Purpose Bonds, Series B, FGIC Insured, 6.00% 2012                                         2,895        3,048
Municipal Light & Power, Senior Lien Ref. Electric Rev. Bonds,                                                   5,000        5,476
MBIA Insured, Series 1996,  6.50% 2014


Arizona  -  0.48%
State Transportation Board, Subordinated Highway Rev. Bonds,                                                     1,850        1,949
Series 1992B, 6.50% 2008 (Preref. 2002)
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West),                                                       4,000        3,883
Series 1999A, 6.125% 2009
Industrial Dev. Auth. of the County of Maricopa, Health Fac.                                                     2,850        2,664
Rev. Bonds (Catholic Healthcare West Project), 1998 Series A, 5.25% 2006

California  -  9.72%
G.O. Bonds:
6.75% 2006                                                                                                       1,000        1,103
5.25% 2016                                                                                                       6,320        6,033
Educational Facs. Auth., Rev. Bonds, Stanford University,                                                        3,000        2,762
Series N, 5.35% 2027
Health Facs. Fncg. Auth., Hospital Rev. Bonds (Downey Community                                                  2,990        2,747
Hospital), Series 1993, 5.75% 2015
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds,
1998 Series C-4, Class I:
5.10% 2007                                                                                                       1,790        1,778
5.20% 2009                                                                                                       1,310        1,301
Public Works Board, Lease Rev. Bonds, California Community Colleges,                                             1,315        1,449
1994 Series B (Various Community College Projects), 7.00% 2007
(Preref. 2004) Statewide Communities Dev. Auth.:
Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),                                               4,000        3,780
Series 1998A-3, 5.10% 2025 (Put 2010)
Children's Hospital of Los Angeles, MBIA Insured, 6.00% 2008                                                     1,715        1,828
St. Joseph Health System Obligated Group, Cert. of Part.:
5.50% 2014                                                                                                       2,000        1,900
5.50% 2023                                                                                                       2,700        2,448
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement                                         1,000        1,028
 Project), Senior Lease Rev. Bonds, 1997 Series A, FSA Insured, 6.00% 2024
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.
Bonds, Subordinated Series B:
5.60% 2009                                                                                                       1,295        1,223
5.85% 2015                                                                                                       1,490        1,358
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.,
Ref. Rev. Cert. of Part.: (American Baptist Homes Foundation),                                                   3,000        2,723
Series 1998A, 6.10% 2017
(Episcopal Homes Foundation), Series 1998:
5.00% 2008                                                                                                       1,350        1,266
5.125% 2013                                                                                                      2,000        1,766
Bonita Canyon Public Facs. Fncg. Auth., Community Facs.                                                          3,500        2,791
Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds                                                      1,000        1,063
(Carson Ice-Gen Project), Series 1993, 6.10% 2013 (Preref. 2003)
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado                                                 1,000          934
Hills Dev.), Series 1999 Special Tax Bonds, 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special                                                            2,000        1,987
Tax Bonds, Series 1999, 7.00% 2024
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                                            1,000          974
Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Limited Obligation Improvement Bonds:
Group One:
Assessment Dist. No. 94-13 (Oak Creek), 5.50% 2022                                                               2,000        1,706
Assessment Dist. No. 97-17, 6.00% 2023                                                                           1,500        1,361
Group Two, Assessment Dist. No. 94-13 (Oak Creek), 6.00% 2022                                                    1,250        1,138
Group Three, Assessment Dist. No. 95-12, Fixed Rate Bonds, 5.50% 2021                                            2,750        2,361
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of
the Pacific Project), 1995 Series A:
6.10% 2010                                                                                                       4,000        4,028
6.125% 2015                                                                                                      6,675        6,424
6.125% 2023                                                                                                     17,500       16,358
City of Los Angeles:
State Building Auth., Lease Rev. Ref. Bonds, Dept. of
General Services Lease, 1993 Series A:
5.375% 2006                                                                                                      3,000        3,090
5.50% 2007                                                                                                       5,545        5,729
Community Redev. Agcy., Central Business Dist. Redev. Project,                                                   2,000        2,006
Tax Allocation Ref. Bonds, Series I, 5.00% 2001
Regional Airports Improvement Corp., Facs. Lease Ref. Rev. Bonds,                                                2,000        2,053
Issue of 1992, United Air Lines, Inc. (Los Angeles International
Airport), 6.875% 2012 County of Los Angeles:
Capital Asset Leasing Corp., Cert. of Part. (Marina del Rey), 1993 Series A:
6.25% 2003                                                                                                       4,530        4,614
6.50% 2008                                                                                                       4,750        4,950
Metropolitan Transportation Auth., Proposition C Sales Tax                                                       1,300        1,181
Rev. Bonds, Second Series 1993B, AMBAC Insured, 5.25% 2023
The Metropolitan Water Dist. of Southern California, Waterworks                                                  3,000        3,062
G.O. Ref. Bonds, 1993 Series A1, 5.50% 2010
Northern California Power Agcy., Geothermal Project Number 3
Special Rev. Bonds, 1993 Ref. Series A:
5.60% 2006 (Escrowed to Maturity)                                                                                1,495        1,560
5.60% 2006                                                                                                       1,505        1,527
County of Orange:
Aliso Viejo Special Tax Bonds of Community Facs. Dist.
No. 88-1, Series A of 1992:
7.15% 2006 (Preref. 2002)                                                                                        2,000        2,162
7.35% 2018 (Preref. 2002)                                                                                       10,000       10,856
Limited Obligation Improvement Bonds, Irvine Coast Assessment
Dist. No. 88-1, 1998 Series A:
5.05% 2007                                                                                                         815          753
5.15% 2008                                                                                                         820          754
5.30% 2010                                                                                                         900          822
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev. Bonds,                                                      465          472
1993 Series A, 5.70% 2001
Riverside County Transportation Commission, Sales Tax Rev. Bonds                                                 3,600        3,772
(Limited Tax  Bonds), 1991 Series A, 6.50% 2009 (Preref. 2001)
City of Roseville:
Highland Reserve North Community Facs. Dist. No. 1, Series 1998,
6.00% 2011                                                                                                       3,085        2,989
North Central Roseville Community Facs. Dist. No. 1, Special
Tax Ref. Bonds, Series 1999:
5.30% 2007                                                                                                       2,865        2,696
5.80% 2017                                                                                                       3,000        2,698
North Central Roseville Community Facs. Dist. No. 1, Special                                                     1,115        1,072
Tax Ref. Bonds, Series 1998, 5.20% 2007

Woodcreek West Community Facs., Series 1999, 6.50% 2015                                                          1,465        1,440
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds
(Proctor & Gamble Project), 1995 Series:
6.00% 2003                                                                                                       2,200        2,237
6.375% 2010                                                                                                        500          515
6.375% 2010 (Preref. 2005)                                                                                         500          544
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community                                                   500          472
Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref.
Bonds (Elliott Ranch), 6.30% 2021
County of San Bernardino, Housing Auth., Multi-family Housing                                                    1,500        1,413
Rev. Ref. Bonds (Equity Residential/Redlands Lawn & Tennis
Apartments), Issue 1999A, 5.20% 2029 (2009)
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch),                                                    1,000        1,002
Limited Obligation Improvement Bonds, 6.25% 2012
San Diego Unified School Dist., 1999 G.O. Bonds (Election                                                        3,690        1,327
of 1998, Series A), Capital Appreciation Bonds, FGIC Insured,
0.00% 2017
Redev. Agcy. of the City and County of San Francisco, Ref.                                                       4,000        3,785
Lease Rev. Bonds, Series 1991 (George R. Moscone Convention
Center), 5.50% 2018
San Marcos Public Facs. Auth., Ref. Rev. Bonds, Series 1998, 5.80% 2027                                          3,000        2,505
San Marcos Unified School Dist.,  Community Facs. Dist.                                                          3,150        2,595
No. 5 (Rancho Carrillo), Series 1999 Special Tax
Bonds, 5.60% 2029
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                                             1,195        1,138
Margarita Water Dist., Series 1999 Special Tax Bonds, 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond
Anticipation Notes (South Tahoe Redev. Project Area No. 1):
Series 1999A, 7.30% 2007                                                                                         7,000        6,927
Series 1999B, 7.30% 2007                                                                                         1,905        1,885
Stanislaus Waste-To-Energy Fin. Agcy., Solid Waste                                                               2,435        2,489
Fac. Ref. Rev. Certificates (Ogden Martin Systems of
Stanislaus, Inc. Project), Series 1990, 7.625% 2010
City of Stockton, Mello-Roos Rev. Bonds, Community                                                                 500          492
Facs. Dist. No. 90-2B (Brookside Estates), Series 1997A. 5.40% 2004
The Regents of the University of California, Various University                                                  2,000        1,891
 of California Projects, 1993 Series A, 5.50% 2021
Washington Township Health Care Dist., Rev. Bonds,                                                               1,300        1,166
Series 1999, 5.00% 2014
City of West Sacramento, Limited Obligation Ref.
Improvement Bonds, Reassessment Dist. of 1998:
5.30% 2009                                                                                                         750          686
5.30% 2010                                                                                                         500          453
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F:
5.75% 2011                                                                                                       1,540        1,434
6.10% 2029                                                                                                       1,000          887

Colorado  -  4.43%
Housing and Fin. Auth.:
Multi-Family Housing Insured Mortgage Rev. Bonds:
1982 Series A, 9.00% 2025                                                                                        1,515        1,518
1997 Series C-3, 5.65% 2015                                                                                      2,300        2,224
Single Family Housing Program Senior and Subordinate Bonds:
1997 Series:
A-3, 7.00% 2016                                                                                                  1,750        1,854
B-3, 6.80% 2028                                                                                                    930          985
C-3, 6.75% 2017                                                                                                  1,000        1,042
1998 Series:
A-3, 6.50% 2016                                                                                                  1,000        1,041
B-3,  6.55% 2025                                                                                                 5,675        5,926
D-3, 6.125% 2023                                                                                                 2,000        2,015
Arapahoe County, Capital Improvement Trust Fund Highway Rev.
Bonds (E-470 Project):
6.90% 2015 (Preref. 2005)                                                                                        2,500        2,783
6.95% 2020 (Preref. 2005)                                                                                       20,500       22,866
City and County of Denver, Airport System Rev. Bonds, Series 1992A:
7.25% 2025 (Preref. 2002)                                                                                        5,590        6,036
7.25% 2025 (Preref. 2002)                                                                                       14,210       15,344
Eaglebend Affordable Dowd Housing Corp., Multi-family Housing
Project Rev. Ref. Bonds:
Series 1997 A:
6.40% 2017                                                                                                       1,000          945
6.45% 2021                                                                                                       2,175        2,064
Series 1998 A:
6.35% 2014                                                                                                       1,065        1,017
6.63% 2039                                                                                                       2,000        1,866
Eagle County, Bachelor Gulch Metropolitan Dist., G.O.                                                            3,400        3,329
Bonds, Series 1999, 6.70% 2019
Metropolitan Football Stadium Dist., Capital Appreciation
Sales Tax Rev. Bonds, MBIA Insured:
Series 1999B, 0% 2006                                                                                            6,000        4,386
Series 1999A, 0% 2012                                                                                            1,750          888
University of Colorado Hospital Auth., Hospital Ref. Rev.                                                        1,000        1,017
Bonds, Series 1997A, AMBAC Insured, 5.50% 2007

Connecticut  -  0.97%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut                                                   5,025        4,439
Light and Power Co. Project), Series 1993A, 5.85% 2028
Health and Educational Fac. Auth., Rev. Bonds, University                                                        2,800        2,848
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds,
1996 Series A: (1)
6.25% 2002 (Escrowed to Maturity)                                                                                1,000        1,036
6.375% 2004 (Escrowed to Maturity)                                                                               1,985        2,101
6.50% 2005 (Escrowed to Maturity)                                                                                1,490        1,596
6.40% 2011                                                                                                       2,530        2,598
6.40% 2011 (Preref. 2007)                                                                                        2,470        2,681

Delaware  -  0.06%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula                                                           1,000          959
United Methodist Homes, Inc. Issue), Series 1997A, 6.00% 2009

District of Columbia  -  0.91%
G.O. Bonds:
Series 1992 B, MBIA Insured, 6.30% 2010 (Preref. 2002)                                                           2,900        3,049
Series 1993 A, AMBAC Insured:
5.875% 2005                                                                                                      1,525        1,576
5.875% 2005 (Escrowed to Maturity)                                                                               1,475        1,531
Series 1993 B-1, AMBAC Insured, 5.50% 2009                                                                       1,500        1,510
Convention Center Auth. (Washington, D.C.), Senior Lien                                                          1,105        1,097
Dedicated Tax Rev. Bonds, Series 1998, AMBAC Insured, 5.00% 2006
Hospital Rev. and Ref. Bonds:
Medatlantic Healthcare Group, Inc. Issue:
Series 1992 B, 6.50% 2002 (Escrowed to Maturity)                                                                 2,000        2,072
Series 1993 A,  MBIA Insured, 5.25% 2012 (Escrowed to Maturity)                                                  2,000        1,956
Washington Hospital Center Issue, Series 1992A, 7.00%                                                            2,000        2,105
2005 (Preref. 2002)
Redev. Land Agcy., Sports Arena Special Tax Rev. Bonds,                                                          1,225        1,234
Series 1996,  5.625% 2010

Florida  -  3.48%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough
County), Special Assessment Rev. Bonds:
Series 1996, 7.60% 2018                                                                                            975        1,017
Series 1998, 5.75% 2006                                                                                          1,220        1,178
Broward County, Resource Rev. Bonds, Series 1984:
North Project, 7.95% 2008                                                                                        6,930        7,154
South Project, 7.95% 2008                                                                                        9,415        9,720
Championsgate Community Dev. Dist., Capital Improvement Rev.                                                     1,515        1,463
Bonds, Series 1998B, 5.70% 2005
The Crossings at Fleming Island Community Dev. Dist. (Clay                                                       1,065        1,149
County), Special Assessment Bonds, Series 1995, 8.25% 2016
Heritage Harbor Community Dev. Dist. Rev. Bonds, Series B, 6.00%  2003                                           1,995        1,976
Heritage Palms Community Dev. Dist. (Fort Myers), Capital
Improvement Rev. Bonds:
Series 1998, 5.40% 2003                                                                                          1,600        1,549
Series 1999, 6.25% 2004                                                                                          1,500        1,489
Heritage Pines Community Dev. Dist. (Pasco County), Capital                                                      2,775        2,662
Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County), Capital Improvement                                        2,750        2,715
Rev. Bonds, Series 1999B, 6.25% 2005 Lee County Industrial Dev. Auth.,
Healthcare Facs. Rev. Bonds: Series 1997A (Cypress Cove at
Healthpark Florida, Inc. Project):
5.80% 2006                                                                                                       1,005          957
6.25% 2017                                                                                                       5,550        4,873
Series 1999A (Shell Point/Alliance Obligated Group, Shell
Point Village Project):
5.25% 2006                                                                                                       1,150        1,063
5.50% 2010                                                                                                       1,500        1,321
5.75% 2012                                                                                                       1,360        1,187
5.75% 2015                                                                                                       1,000          841
5.50%, 2021                                                                                                      1,550        1,190
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital
Improvement Rev. Bonds:
Series 1998A, 5.25% 2003                                                                                         1,470        1,451
Series 1998B, 5.50% 2005                                                                                         1,670        1,612
Mid-Bay Auth., Rev. Ref. Bonds:
Series 1991B, 8.50% 2022 (Subject to Crossover Refunding)                                                        3,000        3,231
Series 1993D, 6.10% 2022                                                                                           500          468
Northern Palm Beach County Improvement Dist., Water Control
and Improvement Bonds:
Unit of Dev. No. 9A, Series 1996A:
6.80% 2006                                                                                                         960        1,003
7.30% 2027                                                                                                       1,500        1,560
Unit of Dev. No. 9B, Series 1999:
5.85% 2013                                                                                                       1,000          926
6.00% 2029                                                                                                       2,200        1,946
North Springs Improvement Dist. Special Assessment Bonds,                                                        1,000          988
(Parkland Isles Project), Series 1997B, 6.25% 2005
City of Orlando, Special Assessment Rev. Bonds (Conroy Road
Interchange Project), Series 1998A:
5.50% 2010                                                                                                       1,000          925
5.80% 2026                                                                                                       2,000        1,717
River Ridge Community Dev. Dist. (Lee County), Capital                                                           1,580        1,503
Improvement Rev. Bonds, Series 1998, 5.75% 2008
Sarasota County Public Hospital Board, Fixed Rate Hospital                                                       1,500        1,363
Rev. Ref. Bonds, Series 1998B (Sarasota Memorial Hospital
Project), MBIA Insured, 5.25% 2024

Georgia  -  2.52%
Municipal Electric Auth.:
General Power Rev. Bonds:
Series X, 6.50% 2012                                                                                             1,215        1,308
CTFS-1992B Series, 6.375%  2016                                                                                  1,000        1,062
Mel Power, Project One Subordinated Bonds, Series B,                                                             1,245        1,298
AMBAC Insured, 6.00% 2007
Project One Senior Bond, Fourth Crossover Series, MBIA                                                           5,700        6,230
Insured, 6.50% 2012
City of Atlanta:
Airport Facs. Rev. Ref. Bonds, Series 1994A, AMBAC                                                               1,000        1,083
Insured, 6.50% 2009
Special Purpose Facs. Rev. Ref. Bonds (Delta Air Lines,                                                          2,500        2,536
Inc. Project),  Series 1989A, 7.50% 2019
Water and Wastewater Rev. Bonds, Series 1999, FGIC Insured, 5.50% 2022                                           8,500        8,123
Housing Auth. of the County of DeKalb, Multi-family Housing
Rev. Ref. Bonds (The Park at Briarcliff Apartments Project):
Series 1998A, 4.55% 2028                                                                                         8,000        7,535
Series 1998B, 4.70% 2028                                                                                         1,975        1,881
Fulco Hospital Auth., Rev. Anticipation Certificates:
Georgia Baptist  Health Care System Project:
Series 1992 A (Preref. 2002)
6.40% 2007                                                                                                       1,000        1,056
6.25% 2013                                                                                                       2,100        2,204
6.375% 2022                                                                                                      1,595        1,678
Series 1992 B, 6.375% 2022                                                                                         610          642
St. Joseph's Hospital of Atlanta, Inc., Series 1994,                                                             2,305        2,316
4.80% 2001 (Escrowed to Maturity)
Dev. Auth. of Fulton County, Special Facs. Rev. Bonds                                                            3,115        3,176
(Delta Air Lines, Inc. Project), Series 1992, 6.95% 2012
Hospital Auth. of Savannah, Rev. Bonds, St. Joseph's/Candler                                                     2,895        2,819
 Health System, Inc. Issue, Series 1998B, FSA Insured, 5.25% 2011

Hawaii  -  0.38%
G.O. Bonds of 1997, Series CN, FGIC Insured, 5.25% 2013                                                          5,000        4,829
City and County of Honolulu, G.O. Bonds, Ref. and Improvement
 Series, 1993B:
5.00% 2013                                                                                                       1,370        1,288
5.00% 2013 (Escrowed to Maturity)                                                                                  630          602

Illinois  -  9.64%
Build Illinois Bonds (Sales Tax Rev. Bonds), Series O, 6.00% 2002                                                1,000        1,026
Civic Center Bonds (Special State Obligation Bonds), Series                                                      6,500        6,762
1991, AMBAC Insured,  6.25% 2020
Dev. Fin. Auth., Rev. Bonds, Series 1998A (Provena Health),                                                      5,000        4,982
MBIA Insured, 5.50% 2010
Educational Facs. Auth., Rev. Bonds:
MJH Education Assistance Illinois III LLC, Series 1999D,                                                         1,500        1,436
AMBAC Insured, 5.45% 2014
Wesleyan University, Series 1993, 5.625% 2018                                                                    1,490        1,424
Health Facs. Auth.:
Rev. Bonds:
Advocate Health Care Network:
Series 1998A:
5.00% 2007                                                                                                       1,620        1,555
5.00% 2008                                                                                                       1,870        1,774
4.50% 2009                                                                                                       1,930        1,695
4.625% 2010                                                                                                      3,000        2,621
Series 1998B, 4.875% 2013                                                                                        2,460        2,124
Alexian Brothers Health System, Series 1999, FSA Insured:
5.00% 2008                                                                                                       1,230        1,193
5.25% 2010                                                                                                       3,500        3,414
5.25% 2012                                                                                                       6,960        6,661
5.00% 2025                                                                                                       2,000        1,646
Centegra Health System, Series 1998:
5.50% 2008                                                                                                       1,640        1,582
5.50% 2009                                                                                                       2,290        2,180
5.50% 2010                                                                                                       2,440        2,289
5.20% 2012                                                                                                       2,200        1,939
5.25% 2013                                                                                                       2,430        2,121
5.25% 2018                                                                                                       2,500        2,053
The Children's Memorial Hospital, Series 1999A, AMBAC Insured:
5.75% 2010                                                                                                       1,835        1,865
5.75% 2011                                                                                                       1,690        1,710
Edward Hospital Association Project, Series 1992, 7.00% 2022 (Preref. 2002)                                      1,000        1,060
Northwestern Memorial  Hospital, Series 1994A, 6.00% 2024                                                        2,000        1,936
OSF Healthcare System:
Series 1993, 5.75% 2007                                                                                          6,760        6,797
Series 1999, 6.25% 2019                                                                                          4,500        4,368
Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997A:
5.50% 2008                                                                                                       2,110        2,090
5.80% 2016                                                                                                       8,000        7,664
Edward Hospital Project, Series 1993 A:
5.75%  2009                                                                                                      1,550        1,548
6.00% 2019                                                                                                       1,435        1,345
Fairview Obligated General Project, 1995 Series A:
6.25% 2001                                                                                                       1,105        1,109
6.50% 2006                                                                                                         770          769
7.40% 2023                                                                                                       1,500        1,519
Rev. and Rev. Ref. Bonds:
Evangelical Hospitals Corp., Series C, 6.25% 2022 (Escrowed to Maturity)                                         4,000        4,074
Lutheran General Health, Series C, 6.00% 2018                                                                    2,705        2,566
Housing Dev. Auth., Multi-Family Housing Bonds, 1992 Series A, 7.00% 2010                                        1,490        1,565
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project:
Series 1992A, 6.50% 2027 (Preref. 2003)                                                                          3,910        4,173
Ref. Bonds, Series 1996A MBIA Insured, 0.00% 2022                                                               13,455        3,390
City of Chicago:
G. O. Bonds, Series 1999, FGIC Insured:
(City Colleges of Chicago Capital Improvement Project), 0.00% 2016                                               7,700        2,986
(Emergency Telephone System), Ref. 5.25% 2020                                                                    2,000        1,828
Board of Trustees of Chicago State University, Auxiliary Facs.                                                   1,000          931
System Rev. Bonds, Series 1998, MBIA Insured, 5.50% 2023
Chicago O'Hare International Airport, Special Fac. Rev. Ref. Bonds:
Series 1994 (American Airlines), Inc. Project, 8.20% 2024 (2004)                                                 2,750        3,001
Series 1999A, (United Air Lines, Inc. Project), 5.35% 2016                                                      10,735        9,214
Metropolitan Water Reclamation Dist. of Greater Chicago, Series B:
Capital Improvement Bonds, 5.25% 2004                                                                            5,000        5,064
Ref. Bonds, 5.30% 2005                                                                                           5,325        5,394
Sales Tax Rev. Bonds, Series 1997, FGIC Insured, 5.375% 2027                                                     5,000        4,490
School Reform Board of Trustees of the Board of Education of
the City of Chicago, Unlimited Tax G.O. Bonds, Series 1997A, AMBAC Insured:
0.00% 2011                                                                                                       2,745        1,418
Capital Appreciation Bonds, AMBAC Insured, 0.00% 2015                                                            6,485        2,551
(Dedicated Tax Rev.), 6.75% 2012                                                                                 1,000        1,120
Skyway Toll Bridge Ref. Rev. Bonds, Series 1994:
6.50% 2010 (Preref. 2004)                                                                                       13,250       14,186
6.75% 2014 (Preref. 2004)                                                                                        6,500        7,015
Second Lien Wastewater Transmission Rev. Bonds, Series 1998B,                                                    2,500        2,078
MBIA Insured, 5.00% 2030
County of Cook, G.O. Capital Improvement Bonds, Series 1996,                                                     4,000        4,376
 FGIC Insured, 6.50% 2011
Regional Transportation Auth., Cook, Du Page, Kane, Lake,
McHenry and Will Counties, G.O. Bonds:
Series 1994D, FGIC Insured, 7.75% 2019                                                                           4,500        5,450
Series 1990A, AMBAC Insured, 7.20% 2020                                                                          1,000        1,151

Indiana  -  4.19%
State Dev. Fin. Auth.:
Pollution Control Rev. Bonds (Inland Steel Co. Project No. 12), 6.85% 2012                                       2,500        2,345
Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                                                            4,000        3,446
Educational Facs. Auth., Educational Facs. Rev. Bonds                                                            1,000          994
(University of Evansville  Project), Series 1996, 5.25% 2005
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
Charity Obligated Group:
Series 1997D, 5.00% 2026 (Put 2007)                                                                             15,325       15,099
Series 1999D, 5.25% 2016                                                                                         3,000        2,678
Clarian Health Partners, Inc. Series 1996A:
MBIA Insured, 5.25% 2008                                                                                         1,700        1,685
MBIA Insured, 5.50% 2016                                                                                         4,000        3,750
5.50% 2016                                                                                                      10,250        9,466
Holy Cross Health System Corp., Hospital Rev. Bonds, Series 1998,                                                7,095        7,026
MBIA Insured, 5.375% 2010
Sisters of St. Francis Health Services, Inc. Project, Series                                                     1,000          971
1997A, MBIA Insured, 5.00% 2008
Housing Fin. Auth., Single Family Mortgage Ref. Rev. Bonds,                                                      1,275        1,310
1992 Series A, 6.75% 2010
State Office Building Commission, Correctional Facs. Program Rev.                                                8,490        9,129
 Bonds, Series  1995B, AMBAC Insured, 6.25% 2012
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A:
6.50% 2007                                                                                                       1,160        1,220
6.50% 2007 (Preref. 2002)                                                                                        3,755        3,985
6.75% 2011 (Preref. 2002)                                                                                        2,400        2,562
City of East Chicago, Pollution Control Rev. Ref. Bonds, Inland                                                  3,000        2,942
Steel Co. Project No. 11, Series 1994, 7.125% 2007
Hospital Auth. of the City of Fort Wayne, Rev. Bonds (Parkview
Memorial Hospital Inc. Project), Series 1992:
6.375% 2013 (Preref. 2002)                                                                                       4,000        4,227
6.40% 2022 (Preref. 2002)                                                                                        2,000        2,115

Iowa  -  0.67%
Fin. Auth.:
Healthcare Rev. Bonds, Series 1997 (Genesis Medical Center),                                                     2,920        2,877
MBIA Insured, 5.00% 2006
Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA Insured:
5.50% 2011                                                                                                       1,420        1,411
5.60% 2012                                                                                                       1,375        1,369
Single Family Mortgage Bonds, 1997 Series F, 5.55% 2016                                                          1,950        1,853
Polk County, Rev. Bonds, Catholic Health Initiatives:
Series 1997A 5.50% 2007                                                                                          1,520        1,513
Series A, 5.125% 2012                                                                                            3,170        2,889

Kentucky  -  0.82%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement
Rev. Bonds, Series 1997 (Appalachian Regional Healthcare, Inc. Project):
5.20% 2004                                                                                                       1,540        1,424
5.60% 2008                                                                                                         630          553
5.60% 2009                                                                                                       3,305        2,848
5.70% 2010                                                                                                         490          417
5.75% 2011                                                                                                       2,190        1,837
5.85% 2017                                                                                                       2,000        1,571
City of Ashland, Pollution Control Ref. Rev. Bonds, Series                                                       3,750        3,692
1999 (Ashland Inc. Project), 5.70% 2009
Kenton County Airport Board, Special Facs. Rev. Bonds
(Delta Air Lines, Inc. Project):
Series 1985, 7.80% 2015                                                                                          1,000        1,018
1992 Series B, 7.25% 2022                                                                                        1,350        1,372

Louisiana  -  5.08%
Health Education Auth. (Lambeth House Project):
Rev. Bonds, Series 1996, 9.00%  2026(Preref. 2006)                                                               9,000       11,001
Rev. Ref. Bonds, Series 1998A:
5.50% 2010                                                                                                       5,505        4,851
6.15% 2018                                                                                                       2,000        1,733
6.20% 2028                                                                                                       5,150        4,309
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan
Missionaries of Our Lady Health System Project), Series 1998A, FSA Insured:
5.75% 2014                                                                                                       3,495        3,480
5.75% 2015                                                                                                       3,825        3,792
Jefferson Parish Hospital Services:
Dist. No. 1, Parish of Jefferson (West Jefferson Medical
Center), FSA Insured, Hospital Rev. Bonds, Series 1998A:
5.25% 2011                                                                                                       2,070        1,994
5.25% 2012                                                                                                       1,930        1,842
Dist. No. 2, Parish of Jefferson, Hospital Rev. Bonds,                                                           3,520        3,416
Series 1998, FSA Insured, 5.25% 2011
Lake Charles Harbor and Terminal Dist., Port Facs. Rev.                                                         26,000       27,967
Ref. Bonds (Trunkline LNG  Co. Project), Series 1992, 7.75% 2022
City of New Orleans, Ref. Cert. of Indebtedness, Series 1998B,                                                   5,500        5,362
 FSA Insured, 5.10% 2010
Environmental Improvement Rev. Bonds, Parish of St. John                                                         2,625        2,316
the Baptist (USX Corp. Project), Ref. Series of 1998, 5.35% 2013
Parish of West Feliciana, Pollution Control Rev. Bonds
(Gulf States Utilities Co. Project):
Series 1985-B, 9.00% 2015                                                                                        2,000        2,070
Series 1985-D, 5.80% 2015                                                                                        3,750        3,319
Series 1999A, 5.65% 2028 (Put 2004)                                                                             13,500       13,392

Maine  -  0.34%
Health and Higher Educational Facs. Auth., Rev. Bonds,
Piper Shores Issue, Series 1999A:
7.50% 2019                                                                                                       3,000        2,911
7.55% 2029                                                                                                       2,575        2,493
Housing Auth., Mortgage Purchase Bonds, 1994 Series C-1, 5.90% 2015                                                600          615

Maryland  -  1.57%
Community Dev. Administration, Dept. of Housing and
Community Dev., Single  Family Program Bonds:
1990 First Series, 7.60% 2017                                                                                    4,480        4,549
1997 First Series, 5.25% 2005                                                                                    5,815        5,802
Health and Higher Educational Facs. Auth.:
First Mortgage Rev. Bonds, PUMH of Maryland, Inc.
Issue (Heron Point of Chestertown):
Series 1998A:
5.60% 2013                                                                                                       1,000          868
5.75% 2019                                                                                                       2,400        2,053
Project and Ref. Rev. Bonds, Roland Park Place Issue,                                                              500          442
Series 1999, 5.50% 2013
Rev. Bonds, Howard County General Hospital Issue, Series 1993:
5.50% 2013                                                                                                       2,000        1,977
5.50% 2021                                                                                                       1,225        1,184
Anne Arundel County, Special Obligation Bonds (Arundel                                                           5,750        5,657
Mills Project), Series 1999, 7.10% 2029
Calvert County, Econ. Dev. Rev. Bonds (Ashbury-Solomons                                                          2,500        2,894
Island Facility), Series 1995, 8.625% 2024 (Preref. 2005)
Frederick County, Special Obligation Bonds (Urbana Community                                                     2,000        1,870
Dev. Auth.), Series 1998, 6.625% 2025
Prince George's County, Hospital Rev. Bonds, Dimensions Health                                                     750          806
Corp. Issue, Series 1992, 7.25% 2017 (Preref. 2002)

Massachusetts  -  1.36%
Massachussetts Bay Transportation Auth., General Transportation                                                  5,000        5,518
System Bonds, 1994 Series A Ref. Bonds, 7.00% 2007
Health and Educational Facs. Auth. Rev. Bonds, Brigham                                                           7,000        7,339
and Women's Hospital Issue, Series D, 6.75% 2024 (Preref. 2001)
Housing Fin. Agcy., Single Family Housing Rev. Bonds,                                                               25           25
Series 39, 6.50% 2014
Turnpike Auth., Metropolitan Highway System Rev. Bonds:
Series 1997B, MBIA Insured, 5.25% 2017                                                                           1,660        1,553
Series 1997A, MBIA Insured, 5.00% 2037                                                                           2,000        1,655
Series 1997A, AMBAC Insured, 5.00% 2039                                                                          2,000        1,650
The New England Loan Marketing Corp., Student Loan Ref.                                                          4,000        4,019
Bonds, 1993 Series G, 5.20% 2002
Water Resources Auth., General Rev. Ref. Bonds, 1993 Series B, 5.25% 2009                                        2,500        2,481

Michigan  -  6.35%
Hospital Fin. Auth.:
Hospital Rev. Bonds:
The Detroit Medical Center Obligated Group, Series 1998A:
5.00% 2012                                                                                                       1,370        1,104
5.00% 2013                                                                                                       1,000          791
5.00% 2014                                                                                                       1,525        1,189
5.25% 2023                                                                                                       1,955        1,432
Henry Ford Health System, Series 1999A:
5.70% 2011                                                                                                       2,985        2,936
5.80% 2012                                                                                                       1,075        1,059
Hospital Rev. and Ref. Bonds:
Daughters of Charity, National Health System, 5.50% 2005                                                         1,375        1,395
The Detroit Medical Center Obligated Group:
Series 1993A:
6.375% 2009                                                                                                      2,000        1,883
6.25% 2013                                                                                                       4,250        3,768
6.50% 2018                                                                                                       7,000        6,173
Series 1993B, AMBAC Insured, 5.00% 2006                                                                          1,365        1,337
Genesys Health System Obligated Group:
Series 1995A:
7.10% 2002 (Escrowed to Maturity)                                                                                  285          301
7.20% 2003 (Escrowed to Maturity)                                                                                1,000        1,074
8.00% 2005 (Escrowed to Maturity)                                                                                8,880       10,106
8.10% 2013 (Preref. 2005)                                                                                        5,000        5,803
8.125% 2021 (Preref. 2005)                                                                                       4,500        5,228
7.50% 2027 (Preref. 2005)                                                                                        4,520        5,050
Hackley Hospital Obligated Group, Series 1998A:
4.85% 2006                                                                                                       1,105        1,031
5.00% 2008                                                                                                       1,215        1,120
5.30% 2013                                                                                                       3,650        3,211
McLaren Obligated Group, Series 1993A, 5.375% 2013                                                               2,985        2,717
Mercy Health Services, Series 1997T, 6.25% 2011                                                                  3,255        3,338
Pontiac Osteopathic, Series 1994 A:
5.375% 2006                                                                                                      1,000          930
6.00% 2014                                                                                                       5,905        5,161
6.00% 2024                                                                                                       4,775        3,893
Sinai Hospital of Greater Detroit, Series 1995:
6.00% 2008                                                                                                       2,000        1,889
6.625% 2016                                                                                                      5,750        5,233
6.70% 2026                                                                                                       2,680        2,378
Variable Rate Rev. Bonds (Ascension Health Credit Group):
Series 1999B-3, 5.30% 2033 (Put 2006)                                                                            2,000        1,982
Series 1999B-4, 5.375% 2033 (Put 2007)                                                                           3,000        2,970
Housing Dev. Auth., Rental Housing Rev. Bonds:
1992 Series A:
AMBAC Insured, 6.40% 2005                                                                                        2,350        2,451
6.60% 2012                                                                                                       1,340        1,382
1994 Series A, 6.20%  2003                                                                                       1,600        1,640
City of Detroit:
G.O. Ref. Bonds (Unlimited Tax), Series 1995-B:
6.75% 2003                                                                                                       2,000        2,087
7.00% 2004                                                                                                       2,500        2,652
6.25% 2008                                                                                                       1,730        1,802
6.25% 2009                                                                                                       1,195        1,245
6.25% 2010                                                                                                       1,250        1,302
Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects),                                             2,900        3,101
Series 1996C, 6.20% 2017 (Preref. 2006)
School Dist. of the City of Detroit, Wayne County, School                                                        1,955        1,764
Building and Site Improvement Ref. Bonds, Series 1998C, FGIC
Insured, 5.25% 2025
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev.                                                           3,000        2,594
Ref. Bonds (William Beaumont Hospital), Series 1993 G, 5.25% 2019
Charter County of Wayne, Special Airport Facs. Rev. Ref.                                                         4,975        4,938
 Bonds (Northwest Airlines, Inc.), Series 1995, 6.75% 2015

Minnesota  -  0.25%
Housing Fin. Agcy.:
Multi-Family Housing Dev. Bonds, 1991 Series A, 6.85% 2007                                                       2,535        2,621
Single Family Mortgage Bonds, 1994 Series E, 5.60% 2013                                                          1,835        1,809

Mississippi  -  0.22%
Perry County, Pollution Control Ref. Rev. Bonds (Leaf River                                                      4,500        4,004
Forest Products, Inc. Project), Series 1999, 5.20% 2012

Nebraska  -  0.12%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte                                                    2,750        2,174
River Road Memorial Foundation Project), Series 1998, 6.75% 2028

Nevada  -  2.01%
G.O. (Limited Tax) Bonds, Series A-2, 6.00% 2011                                                                 2,135        2,241
Housing Division, Single Family Mortgage Bonds, 1999                                                               800          744
Series A-1, 4.75% 2012
Clark County, Special Improvement Dist. No. 121 (Southern
Highlands Area), Local Improvement Bonds, Series 1999:
7.00% 2009                                                                                                       2,500        2,454
7.50% 2019                                                                                                      14,000       13,820
City of Henderson:
Health Fac. Rev. Bonds (Catholic Healthcare West), 1998                                                          7,000        5,313
Series A, 5.375% 2026
Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, 1999 Series A:
5.65% 2009                                                                                                       1,495        1,401
5.75% 2013                                                                                                       3,990        3,645
5.90% 2018                                                                                                       2,990        2,680
Local Improvement Dist. No. T-10 (Seven Hills) Limited Obligation                                                1,470        1,516
Improvement Bonds, 7.50% 2015
City of Las Vegas, Special Improvement Bonds, (Summerlin Area),                                                  1,975        2,042
Local Improvement Bonds, 7.10% 2016

New Jersey  -  2.33%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation
Improvement Dist. Project (City of Elizabeth), Series 1998A:
6.375% 2018                                                                                                      1,000          960
6.375% 2031                                                                                                     17,405       16,367
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1998A, 4.95% 2005                                                                                         1,230        1,162
Series 1995A, 9.25% 2025 (Preref. 2005)                                                                          7,000        8,296
Winchester Gardens at Ward Homestead Project, Series 1996A:
8.50% 2016                                                                                                       4,000        4,288
8.625% 2025                                                                                                      3,500        3,765
Housing and Mortgage Fin. Agcy., Section 8 Bonds, 1991 Series A:
6.80% 2005                                                                                                       2,570        2,664
6.85% 2006                                                                                                       2,500        2,593
Gloucester County Improvement Auth., Solid Waste Resource                                                        1,585        1,596
Recovery Rev. Ref. Bonds (Waste Management, Inc. Project), Series
1999A, 6.85% 2029 (Put 2009)

New Mexico  -  0.03%
Mortgage Fin. Auth., Single Family Mortgage Purchase Ref.                                                          610          614
Senior Bonds, 1992 Series A-1, 6.85% 2010

New York  -  8.26%
Dormitory Auth.:
Center for Nursing/Rehabilitation, Inc. Rev. Bonds, 5.45% 2017                                                   2,100        2,004
City University System Consolidated Third General Resolution Rev.                                                2,000        1,997
Bonds, 1998 Series 2, AMBAC Insured, 5.50% 2008
Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA Insured, 4.90% 2013                                      2,375        2,219
Mental Health Services Facs. Improvement Rev. Bonds:
Series 1997A, 6.00% 2007                                                                                         1,750        1,808
Series 1997B:
6.00% 2007                                                                                                       2,500        2,582
5.60% 2008                                                                                                       1,300        1,310
Series 1998B:
5.375% 2009                                                                                                      1,270        1,256
5.00% 2010                                                                                                       1,495        1,419
5.00% 2010                                                                                                       1,530        1,449
Series 1998C, 5.00% 2010                                                                                         1,760        1,671
Series 1998D, MBIA Insured, 5.00% 2017                                                                           2,815        2,503
Montefiore Medical Center, FHA-Insured Mortgage Hospital Rev. Bonds,                                             6,300        6,104
Series 1999, AMBAC Insured, 5.25% 2019
Secured Hospital:
Rev. Bonds (Interfaith Medical Center), Series 1998D, 5.25% 2007                                                 2,000        1,972
Rev. Ref. Bonds, Brookdale Hospital, Series 1998J, 5.125% 2009                                                   2,500        2,413
State University Educational Facs.:
Rev. Bonds:
Series 1997, 6.00% 2007                                                                                          3,000        3,114
Series 1998A, MBIA Insured, 5.00% 2015                                                                           6,195        5,648
Rev. Ref. Bonds:
Series 1990A, 7.50% 2013                                                                                         3,500        4,098
Series 1990B, 7.50% 2011                                                                                         1,720        1,947
Environmental Fac. Corp., State Water Pollution Control
Revolving Fund Rev. Bonds  New York City Municipal Water Fin. Auth. Project):
Series 1991E, 6.875% 2010 (Preref. 2001)                                                                         1,270        1,333
Series 1991E, 6.875% 2010                                                                                          230          241
Housing Fin. Agcy.:
Health Facs. Rev. Bonds (New York City), 1996 Series A Ref., 6.00% 2006                                          4,500        4,610
Service Contract Obligation Rev. Ref. Bonds, Series 1997C, 5.20% 2010                                            1,750        1,691
Local Government Assistance Corp.:
Series 1991 B, 7.50% 2020 (Preref. 2001)                                                                         6,925        7,299
Series 1991 C Capital Appreciation Bonds, 0.00% 2005                                                             5,000        3,848
Series 1991 D:
7.00% 2011 (Preref. 2002)                                                                                        2,000        2,128
6.75% 2021 (Preref. 2002)                                                                                        1,350        1,430
Series 1992 C, 5.50% 2022                                                                                        1,000          928
State Medical Care Facs. Fin. Agcy.:
Hospital Insured Mortgage Rev. Bonds, 1994 Series A Ref., FHA Insured:
5.10% 2010                                                                                                       2,820        2,806
5.25% 2014                                                                                                       5,000        4,766
Mental Health Services Facs. Improvement Rev. Bonds:
1993 Series D, 5.25% 2023                                                                                        1,000          873
1997 Series B, 5.30% 2004                                                                                        2,220        2,232
St. Luke's-Roosevelt Hospital Center, FHA-Insured Mortgage                                                      12,700       12,627
Rev. Bonds, 1993 Series A, 5.60% 2013
Metropolitan Transit Auth., Transit Facs. Service Contract                                                       4,000        4,042
Bonds, Series O, 5.375% 2002
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 80, 5.10% 2017                                             5,000        4,518
State Thruway Auth., Local Highway and Bridge Service                                                            2,500        2,564
Contract Bonds, Series 1997, 6.00% 2011
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds:
Ref Series 1993 A, 5.30% 2005                                                                                    2,800        2,805
Series 7, 5.25% 2009                                                                                             1,375        1,347
Castle Rest Residential Health Care Fac., FHA Insured                                                            1,700        1,654
Mortgage Rev. Bonds, Series 1997A, 5.60% 2017
Town of Hempstead Industrial Dev. Agcy., Resource Recovery                                                       6,000        5,835
Rev. Bonds (American REF-FUEL Co. of Hempstead Project),
Series 1997, MBIA Insured, 5.00% 2009
City of New York, G.O. Bonds:
Fiscal 1991 Series B, 8.25% 2006                                                                                 1,500        1,726
1992 Series C, 6.50% 2004 (Preref. 2002)                                                                           470          495
Fiscal 1992 Series H:
6.875% 2002 (Escrowed to Maturity)                                                                               1,745        1,815
6.875% 2002                                                                                                        155          161
Fiscal 1993 Series A, 6.25% 2003                                                                                 1,000        1,037
Fiscal 1995 Series F:
6.60% 2010 (Preref. 2005)                                                                                        2,000        2,151
6.625% 2025 (Preref. 2005)                                                                                       1,500        1,615
Fiscal 1996 Series E, 6.50% 2006                                                                                 3,000        3,176
Health and Hospitals Corp., Health System Bonds, Series 1999A,                                                   9,950        9,201
AMBAC Insured, 5.125%, 2014
Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds:
Fiscal 1991 Series C, 7.75% 2020 (Preref. 2001)                                                                  5,000        5,279
Fiscal 1994 Series B, 5.50% 2019                                                                                 2,000        1,879
City of New York:
Transitional Fin. Auth., Future Tax Secured Bonds, Series                                                        1,500        1,271
Fiscal 1998A, 5.00% 2027
Port Auth. of New York and New Jersey, Special Project Bonds                                                     1,600        1,669
(Delta Air Lines, Inc. Project), LaGuardia Airport Passenger
Terminal, Series 1R, 6.95% 2008
Triborough Bridge and Tunnel Auth., General Purpose and                                                          1,000        1,050
 Rev. Bonds, Series Y, 6.00% 2012

North Carolina  -  3.12%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                                                                       5,425        5,836
7.00% 2008                                                                                                      10,720       11,409
6.125% 2009                                                                                                      4,000        4,034
6.00% 2022                                                                                                       2,000        1,851
6.00% 2026                                                                                                       1,990        1,827
MBIA Insured, 6.00% 2026                                                                                         2,500        2,501
Series 1993 B, 6.00% 2006                                                                                        3,120        3,153
Series 1993 C, 5.00% 2021                                                                                        2,300        1,833
Ref. Series 1999 B:
5.55% 2014                                                                                                       1,800        1,648
5.60% 2015                                                                                                       7,000        6,364
5.65% 2016                                                                                                       2,000        1,815
5.70% 2017                                                                                                       4,775        4,333
Series 1999 D, 6.75% 2026                                                                                        3,500        3,534
Medical Care Commission, Health Care Rev. Ref. Bonds (Novant                                                     2,540        2,475
 Health Project), Series 1998A, MBIA Insured, 5.10% 2010
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds,                                                     2,500        2,262
Series 1997A, MBIA Insured, 5.125% 2017
County of Catawba, Hospital Ref. Rev. Bonds (Catawba Memorial                                                    1,000          909
 Hospital Project), Series 1999, AMBAC Insured, 4.60% 2010

Ohio  -  0.65%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (Ohio                                                  4,525        4,458
Edison Company Project), Series 1999C, 5.80% 2016 (Put 2004)
County of Franklin, Hospital Facs. Rev. Ref. and Improvement                                                     1,750        1,762
Bonds (Doctors Hospital Project), 5.60% 2006
County of Knox, Hospital Facs. Ref. Rev. Bonds, Series 1998                                                      2,175        2,019
(Knox Community Hospital), Asset Guaranty Insured, 4.60% 2007
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal                                                      2,000        1,527
at Oberlin), Series 1998A, 5.25% 2021
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering
Medical Center Network Obligated Group), Series 1999:
6.75% 2018                                                                                                       1,000          945
6.75% 2022                                                                                                       1,000          928

Oklahoma  -  0.57%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma,                                                   2,500        2,642
Series 1995 C, AMBAC Insured, 6.375% 2009
Industrial Auth., Health System Rev. Ref. Bonds (Obligated                                                       2,500        2,607
Group consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma, AMBAC, 6.00% 2009
Industries Auth., Health Facs. Rev. Ref. Bonds (Sisters of                                                       2,505        2,290
Mercy Health System, St. Louis, Inc.), Series 1993A, 5.00% 2013
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John                                                   3,000        2,700
 Medical Center Project, Series 1996, 5.375% 2017

Oregon  -  0.64%
City of Klamath Falls, Electric Rev. Bonds (Klamath
Cogeneration Project), Series 1999:
5.75% 2013                                                                                                       7,000        6,349
5.875% 2016                                                                                                      3,500        3,136
6.00% 2025                                                                                                       2,250        1,970

Pennsylvania  -  7.63%
Convention Center Auth., Ref. Rev. Bonds, 1994 Series A, 6.25% 2004                                             10,000       10,226
Higher Educational Facs. Auth.:
Rev. Bonds (Thomas Jefferson University), 1992 Series A, MBIA Insured:
6.625% 2009                                                                                                        375          396
6.625% 2009 (Preref. 2002)                                                                                         875          927
State System of Higher Education Rev. Bonds, Series P,                                                           3,130        2,760
AMBAC Insured, 5.00% 2019
UPMC Health System Rev. Bonds, Series 1999A, FSA Insured, 5.00% 2009                                             2,000        1,919
Housing Fin. Agcy., Rev. Bonds, Rental Housing Ref. Bonds:
Issue 1992, 6.50% 2023                                                                                           2,000        2,016
Issue 1993, 5.80% 2018                                                                                           4,000        3,838
Housing Fin. Auth., Single Family Mortgage Rev. Bonds,                                                           1,000        1,033
Series 1992-33, 6.85% 2009
Allegheny County, Hospital Dev. Auth. Rev. Bonds:
Catholic Health Systems:
Series 1998A, AMBAC Insured, 5.50% 2008                                                                          1,000        1,008
Series A, AMBAC Insured:
5.00% 2010                                                                                                       2,705        2,583
5.25% 2011                                                                                                       2,840        2,754
UPMC Health System Rev. Ref. Bonds, Series 1999B,                                                                5,160        5,111
AMBAC Insured, 5.25% 2008
Blair County Hospital Auth., Hospital Rev. Bonds (Altoona                                                        3,415        3,359
Hospital Project), 1998 Series A, AMBAC Insured, 5.25% 2009
Delaware County, Auth. Rev. Bonds, Catholic Health Systems,
Series A, AMBAC Insured:
5.00% 2010                                                                                                       2,465        2,354
5.25% 2011                                                                                                       4,115        3,990
Delaware County Industrial Dev. Auth., Pollution Control  Rev. Ref.                                              3,000        2,905
Bonds, 1999 Series A (PECO Energy Co. Project), 5.20% 2021 (Put 2004)
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace                                                       1,500        1,467
Obligated Group), 5.70% 2009
Montgomery County Industrial Dev. Auth., Retirement Community                                                    9,000        6,773
Rev. Bonds (Acts Retirement-Likfe Communities, Inc. Obligated
Group), Series 1998 5.25% 2028
City of Philadelphia, G.O. Ref. Bonds, Series 1998, FGIC                                                         3,300        2,751
Insured, 4.75% 2020
Hospitals and Higher Education Facs. Auth. of Philadelphia:
Hospital Rev. Bonds (The Children's Hospital of Philadelphia Project):
Series A of 1992:
6.50% 2009 (Pre2002)                                                                                             4,500        4,730
6.50% 2021 (Pre2002)                                                                                             3,000        3,153
Series A of 1993, 5.375% 2014                                                                                    1,505        1,387
Frankford Hospital, Series A:
6.00% 2014                                                                                                       3,705        3,750
6.00% 2023                                                                                                       4,000        3,997
Jefferson Health System Rev. Bonds:
Series 1997 A:
5.50% 2006                                                                                                       2,285        2,274
5.50% 2007                                                                                                       1,995        1,970
5.50% 2008                                                                                                       2,000        1,957
5.00% 2009                                                                                                       1,000          920
5.00% 2010                                                                                                       1,000          907
Series 1999 A, 5.00% 2018                                                                                        1,475        1,198
Temple University Hospital Rev. Bonds:
Series of 1983, 6.625% 2023                                                                                     15,385       14,027
Series of 1993 A, 6.50% 2008                                                                                    15,500       15,028
Series of 1997, 5.70% 2009                                                                                       1,000          907
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral                                                    2,815        2,541
Village Project), Series of 1998, 5.50% 2010
Public Auditorium Auth. of Pittsburgh and Allegheny County,                                                      2,000        1,966
Regional Asset Dist. Sales Tax Rev. Bonds, Series of 1999,
AMBAC Insured, 5.00% 2008
City of Pottsville Hospital Auth., Hospital Rev. Bonds (The                                                      8,500        9,313
Pottsville Hospital and  Warne Clinic), Series of 1994, 7.25% 2024
(Preref. 2004)
Scranton-Lackawanna Health and Welfare Auth., City of Scranton, Lackawanna
 County, Hospital Rev. Bonds (Moses Taylor Hospital Project), Series 1997:
6.05% 2010                                                                                                       1,000          920
6.15% 2012                                                                                                       2,245        2,030
6.15% 2014                                                                                                       3,000        2,658
6.20% 2017                                                                                                       3,000        2,616

Rhode Island  -  0.58%
Depositors Econ. Protection Corp., Special Obligation Bonds, 1993 Series A:
5.75% 2021 (Escrowed to Maturity)                                                                                1,210        1,184
5.75% 2021                                                                                                       2,715        2,658
 MBIA  Insured, 5.75% 2012                                                                                       4,850        5,013
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series                                         1,485        1,526
3-A, 7.80% 2010

South Carolina  -  1.01%
Florence County, Hospital Rev. Bonds, McLeod Regional Medical Center                                             2,785        2,735
 Project, Series 1998A, MBIA Insured,   5.25% 2010
Lexington County Health Services Dist. Inc., Hospital Rev. Ref.
and Improvement Bonds, Series 1997, FSA Insured:
5.50% 2007                                                                                                       2,000        2,013
5.00% 2009                                                                                                       1,000          959
5.125% 2021                                                                                                      2,000        1,729
Piedmont Municipal Power Agcy., Electric Rev. Bonds, 1999A Ref.                                                 12,420       10,648
Series, 5.25% 2015

South Dakota  -  0.92%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996A,                                                   3,780        1,584
AMBAC Insured, 0.00% 2014
Health and Educational Facs. Auth., Rev. Ref. Bonds, Series 1999
(Rapid City Regional Hospital Issue), MBIA Insured:
5.00% 2007                                                                                                       4,095        4,014
5.00% 2009                                                                                                       4,010        3,870
5.00% 2010                                                                                                       4,175        3,996
Housing Dev. Auth., Homeownership Mortgage Bonds, 1995 Series A, 5.80% 2014                                      3,000        3,020

Tennessee  -  1.65%
Health and Educational Facs. Board of the Metropolitan Government                                                6,600        7,730
of Nashville and Davidson County (Blakeford Project), 9.25% 2024 (Preref. 2004)
Memphis-Shelby County Airport Auth., Special Facs. Rev. Bonds,                                                  20,850       21,846
(Federal Express Corp.), Ref. Series 1992, 6.75% 2012

Texas  -  3.44%
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds
(Buckner Retirement Services, Inc. Obligated Group Project), Series 1998:
5.25% 2009                                                                                                       1,620        1,527
5.00% 2010                                                                                                       1,705        1,543
5.25% 2028                                                                                                       3,400        2,612
Industrial Dev. Corp.of Port of Corpus Christi, Rev. Ref. Bonds                                                  5,000        4,215
 (Valero Refining and Marketing Co. Project), 5.40% 2018
El Paso Independent School Dist. (El Paso County), Unlimited                                                     3,420        2,919
Tax Ref. Bonds, Series 1999, 4.75% 2018
Harris County Health Facs. Dev. Corp.:
Hospital Rev. Bonds (Memorial Hermann Hospital System Project),                                                  1,890        1,871
Series 1998, FSA Insured, 5.25% 2008
Rev. Bonds (CHRISTUS Health), Series 1999A, MBIA Insured, 5.50% 2010                                             3,380        3,386
SCH Health Care System Rev. Bonds (Sisters of Charity of the
Incarnate Word, Houston):
Series 1991A, 7.10% 2021 (Preref. 2001)                                                                          3,000        3,157
Series 1997B, 6.25% 2027                                                                                         1,500        1,514
Harris County, Toll Road Unlimited Tax and Subordinate Lien Rev.                                                 5,500        5,010
 Ref. Bonds, Series 1997, 5.125% 2017
Hidalgo County Health Services Corp., Hospital Rev. Bonds, (Mission
Hospital, Inc. Project), Series 1996:
7.00% 2008                                                                                                       1,000        1,011
6.75% 2016                                                                                                       1,740        1,638
City of Houston, Public Improvement Ref. Bonds, Series 1997A,  5.00% 2017                                        2,500        2,247
North Central Health Facs. Dev. Corporation, Hospital Rev. and Ref.                                              5,000        4,319
Bonds (Baylor Health Care System Project), Series 1998,
MBIA Insured, 5.00% 2019
Northeast Medical Clinic, Hospital Auth., County of Humble,                                                      1,000        1,068
Rev. Bonds, FSA Insured, 6.25% 2012
Richardson Independend School Dist. (Dallas County), Unlimited Tax                                               2,500        2,176
School Building Bonds, Series 1998B, 5.00% 2021
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds,                                                   2,500        1,999
New Series 1998A, 4.50% 2021
Tarrant County, Health Facs. Dev. Corp., Texas Health Resources
Systems Rev. Bonds, Series 1997A, MBIA Insured:
5.50% 2007                                                                                                       4,000        4,038
5.75% 2015                                                                                                       3,000        3,004
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                                                6,250        5,358
Water Dev. Board, State Revolving Fund, Senior Lien Rev. Bonds,                                                  7,500        6,801
Series 1997B, 5.00% 2016

Utah  -  0.43%
Housing Fin. Agcy., Single Family Mortgage Bonds, 1995 Issue E                                                     485          487
(Federally Insured or Guaranteed Mortgage Loans), 5.50% 2024
Salt Lake City, Hospital Rev. Bonds, Series 1992 (IHC Hospitals, Inc.),                                          8,100        7,269
5.50% 2021

Vermont  -  0.13%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds                                                2,250        2,294
(Medical Center Hospital of Vermont Project), Series 1993, FGIC
Insured, 5.75% 2007

Virginia  -  1.94%
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds                                                15,500       14,827
(Greenspring Village, Inc. Fac.), Series 1999 A, 7.50% 2029
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds
(Inova Health Systems Hospital Project), Series 1993 A:
4.80% 2005                                                                                                       1,850        1,794
5.00% 2011                                                                                                       1,300        1,238
5.00% 2023                                                                                                       1,200        1,029
Gateway Community Dev. Auth. (Prince William County), Special                                                    2,130        1,932
Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth., Hanover County, Hospital Rev Bonds                                                        1,000        1,089
(Memorial Regional Medical Center Project at Hanover Medical
Park), Series 1995, MBIA Insured, 6.50% 2009
Heritage Hunt Commercial Community Dev. Auth. (Prince William
County), Special Assessment Bonds:
Series 1999A, 6.85% 2019                                                                                         3,715        3,651
Series 1999B, 7.00% 2029                                                                                         1,000          974
Industrial Dev. Auth. of the City of Norfolk, Hospital Rev.                                                      2,500        2,639
Bonds (Sentara Hospitals-Norfolk Project), Series 1991, 6.50% 2013
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside                                                  1,000          927
Health System Project), Series 1998, 5.00% 2010
Pocahontas Parkway Association, Route 895 Connector Toll Road                                                    5,000        4,652
Rev. Bonds, Series 1998A, 5.25% 2008

Virgin Islands  -  0.30%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes),
Series 1998 D:
5.50% 2001                                                                                                       1,600        1,595
5.50% 2002                                                                                                       1,840        1,821
6.00% 2004                                                                                                       2,000        1,992

Washington  -  3.12%
G.O. Bonds, Series B, 5.50% 2010                                                                                 2,000        2,027
Public Power Supply System:
Nuclear Project No. 1 Ref. Rev. Bonds, Series 1997B, 5.13% 2014                                                  5,000        4,594
Nuclear Project No. 2 Ref. Rev. Bonds:
Series 1993B, FSA Insured, 5.65% 2008                                                                            3,030        3,089
Series 1994A:
6.00% 2007                                                                                                      19,900       20,669
5.25% 2008                                                                                                       5,000        4,948
Nuclear Project No. 3 Ref. Rev. Bonds, Series 1989 B:
5.375% 2015                                                                                                      3,000        2,821
7.125% 2016                                                                                                      5,250        5,961
Public Utility Dist. No. 1 of Chelan County, Columbia River-Rock                                                11,345        3,488
Island Hydro-Electric System Rev. Ref. Capital  Appreciation Bonds,
Series 1997A , MBIA Insured, 0.00% 2019
Central Puget Sound Regional Transit Auth., Sales Tax and Motor                                                  5,500        5,033
Vehicle Excise Tax Bonds, Series 1999, FGIC Insured, 5.25% 2021
King County, Limited Tax G.O. Ref. Bonds, Series 1998B, 4.75% 2016                                               3,680        3,198

Wisconsin  -  1.67%
Health and Educational Facs. Auth., Rev. Bonds:
Children's Hospital of Wisconsin, Inc., Series 1998,                                                             1,130        1,116
AMBAC Insured, 5.625% 2015
Children's Hospital Project, Series 1993, FGIC Insured, 5.50% 2006                                               2,000        2,013
Medical College of Wisconsin, Series 1993, 5.95% 2015                                                            3,000        3,002
The Monroe Clinic, Inc.:
Series 1998:
4.80% 2010                                                                                                       1,110          961
4.90% 2011                                                                                                       1,165        1,004
Series 1999, 5.375% 2022                                                                                         2,000        1,611
Health and Educational Facs. Auth., Rev. Ref. Bonds (Wausau Hospital,                                            2,505        2,397
Inc.), Series  A, AMBAC Insured, 5.00% 2009
Housing and Econ. Dev. Auth., Housing Rev. Bonds, 1992 Series A,                                                 3,480        3,578
 6.40% 2003
Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp.                                           3,000        2,989
 Projects), City of Janesville, Series 1984, 5.55% 2009
City of Nekoosa, Pollution Control Funding Rev. Bonds (Nekoosa                                                   5,000        4,425
Papers Inc. Project), Series 1999B, 5.50% 2015
City of Superior, Limited Obligation Ref. Rev. Bonds (Midwest Energy                                             6,000        6,700
Resources Co. Project), Series E-1991 (Collateralized), FGIC
Insured, 6.90% 2021
                                                                                                                        ----------
                                                                                                                          1,695,005
                                                                                                                        ----------


Tax-Exempt Securities Maturing in One Year or Less - 3.68%
State of Massachusetts, Boston City Hospital, Series A, FHA                                                        980        1,013
Insured, 7.625% 2021 (Preref. 2000)
State of Missouri, City of Columbia, Special Obligation Insurance                                                1,000        1,000
 Reserve Bonds, Series 1998A, 3.90% 2008(2)
State of Michigan, City of Detroit, Sewage Disposal System Rev.                                                  5,000        5,000
 Ref. Bonds, Series 1998-A, MBIA Insured, 3.90% 2023(2)
State of Virginia, GOODWIN/ALXVA 96B DF 3.85% 2006(2)                                                            1,300        1,300
State of Mississipi, Harrison County, Pollution Control Rev. Ref. Bonds                                          2,400        2,400
 (E. I. du Pont de Nemours and Company Project), Series 1990, 3.80% 2010(2)
State of Wyoming, City of Kemmerer, Pollution Control Rev. Bonds                                                 1,000        1,000
(Exxon Project), Series 1984, 3.75% 2014(2)
State of Louisiana, Offshore Terminal Auth., Deepwater Port Ref.                                                   585          606
Rev. Bonds (LOOP INC. Project), First Stage Series E, 7.60% 2010
 (Preref. 2000)
State of Massachusetts, Water Resources Auth. General Rev. Bonds,                                                9,500        9,718
1990 Series A, 7.50% 2009 (Preref. 2000)
State of Tennessee. County of Montgomery, Public Building Auth.,                                                 1,000        1,000
Adjustable Rate Pooled Financing Rev. Bonds (Tennesse County Loan Pool),
 Series 1997, 3.90% 2027(2)
State of New York, Dormitory Auth., State University Educational                                                 1,000        1,026
Facs. Rev. Ref. Bonds, Series 1990B, 7.00% 2016 (Preref. 2000)
Texas Tax and Rev. Anticipation Notes, Series 1999A, 4.50% 8/31/00                                              25,900       25,962
Texas National Research Laboratory Commission, G.O. Bonds, Series                                               10,000       10,226
 1990 (Superconducting Super Collider Project), 7.125% 2020 (Preref. 2000)
Texas Northside Independent School Dist. (Bexar, Medina and                                                      3,500        3,569
Bandera Counties), Unlimited Tax School Building Bonds, Series 1991,
6.375% 2008 (Preref. 2001)
County of Ventura, 1999 Tax and Rev. Anticipation Notes, 4.00% 2000                                              2,000        2,001
                                                                                                                        ----------
                                                                                                                             65,821


                                                                                                                        ----------
Total Tax-Exempt Securities (cost: $1,781,055,000)                                                                        1,760,826

Excess of cash and receivables over payables                                                                                 26,296
                                                                                                                        ----------
NET ASSETS                                                                                                               $1,787,122
                                                                                                                          ========
(1)Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(2)Coupon rate may change periodically.

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fincg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Bond Fund of America
Financial Statements
Statement of Assets and Liabilities                                     (Unaudited)
at February 29, 2000 (dollars in thousands)
Assets:
 Tax-exempt securities (cost: $1,781,055)                                $1,760,826
 Cash                                                                            69
 Receivables for--
  Sales of investments                                     $ 17,097
  Sales of fund's shares                                      2,726
  Accrued interest                                           26,176          45,999
                                                         ----------     -----------
                                                                          1,806,894
Liabilities:
 Payables for--
  Purchases of investments                                   11,034
  Repurchases of fund's shares                                4,324
  Dividends payable                                           2,962
  Management services                                           522
  Accrued expenses                                              930          19,772
                                                         ----------     -----------
Net Assets at February 29, 2000--
 Equivalent to $11.45 per share on
 156,130,980 shares of $.001 par value
 capital stock outstanding (authorized
 capital stock--200,000,000 shares)                                      $1,787,122
                                                                        ===========

Statement of Operations                                                 (Unaudited)
For the six months ended February 29, 2000
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                        $ 54,188

 Expenses:
  Management services fee                                   $ 3,285
  Distribution expenses                                       2,308
  Transfer agent fee                                            259
  Reports to shareholders                                        81
  Registration statement and prospectus                         112
  Postage, stationery and supplies                              104
  Directors' fees                                                13
  Auditing and legal fees                                        19
  Custodian fee                                                  17
  Taxes other than federal income tax                            27
                                                        -----------           6,225
                                                                        -----------
  Net investment income                                                      47,963
                                                                        -----------
Realized Loss and Unrealized
 Depreciation on Investments:
 Net realized loss                                                           (5,040)
 Net unrealized appreciation (depreciation)
  on investments:
  Beginning of period                                        34,202
  End of period                                             (20,229)
                                                         ----------
   Change in unrealized depreciation
    on investments                                                          (54,431)
                                                                        -----------
  Net realized loss and change in unrealized
   depreciation on investments                                              (59,471)
                                                                        -----------
Net Decrease in Net Assets Resulting
 From Operations                                                           ($11,508)
                                                                        ===========
See Notes to Financial Statements

Statement of Changes in Net Assets
(dollars in thousands)


                                                     Six months
                                                        ended          Year ended
                                                  February 29,2000* August 31, 1999
                                                        -----------     -----------
Operations:
 Net investment income                                   $   47,963     $    90,571
 Net realized (loss) gain on investments                     (5,040)         12,422
 Net change in unrealized depreciation
  on investments                                            (54,431)       (101,754)
                                                        -----------     -----------
  Net (decrease) increase in net assets
   resulting from operations                                (11,508)          1,239
                                                        -----------     -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends paid from net investment income                  (47,488)        (90,695)
 Distributions from net realized gain on
  investments                                                (6,722)        (27,512)
                                                        -----------     -----------
  Total dividends and distributions                         (54,210)       (118,207)
                                                        -----------     -----------
Capital Share Transactions:
 Proceeds from shares sold:
  18,885,365 and 38,674,257
  shares, respectively                                      218,777         477,680
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  3,067,001 and 6,494,510 shares,
  respectively                                               35,511          80,021
 Cost of shares repurchased:
  27,524,957 and 25,928,672
  shares, respectively                                     (318,614)       (318,929)
                                                        -----------     -----------
  Net (decrease) increase in net assets
   resulting from capital share
   transactions                                             (64,326)        238,772
                                                        -----------     -----------
Total (Decrease) Increase in Net Assets                    (130,044)        121,804
Net Assets:
 Beginning of period                                      1,917,166       1,795,362
                                                        -----------     -----------
 End of period (including undistributed net              $1,787,122      $1,917,166
  investment income of $37 and ($438),                  ===========     ===========
  respectively)

*Unaudited
See Notes to Financial Statements
        >

The Tax-Exempt Bond Fund of America, Inc.
Notes to Financial Statements (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified, portfolio of municipal bonds.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for as of the trade date. Realized gains and losses from the securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of February 29, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $20,229,000, of which $40,143,000 related to appreciated securities and $60,372,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended February 29, 1999. During the six months ended February 29, 2000, the fund realized, on a tax basis, a net capital loss of $5,040,000 on securities transactions. The cost of portfolio securities for book and federal income tax purposes was $1,781,055,000 at February 29, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $3,285,000 for management services was incurred pursuant to an agreement with CRMC, with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets between $60 million and $1 billion; 0.18% of such assets between $1 billion and $3 billion; 0.16% of such assets in excess of $3 billion; plus 3.00% of the first $40 million of annual gross income; plus 2.50% of such income between $40 million and $100 million; plus 2.25% of such income in excess of $100 million.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 29, 2000, distribution expenses under the Plan were limited to $2,308,000. Had no limitation been in effect, the fund would have paid $2,557,000 in distribution expenses under the Plan. As of February 29, 2000, accrued and unpaid distribution expenses were $861,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $274,000 (after allowance to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $259,000.

  DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 29, 2000, aggregate amounts deferred and earnings thereon were $90,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

  The fund made purchases and sales of investment securities, excluding short-term securities, of $289,432,000 and $346,155,000, respectively, during the six months ended February 29, 2000.

  As of February 29, 2000, accumulated undistributed net realized loss on investments was $5,118,000 and additional paid-in capital was $1,812,275,000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $17,000 includes $4,000 that was paid by these credits rather than in cash.


PER-SHARE DATA AND RATIOS


                                                                        Six months            Year   Ended    36769
                                                                             ended
                                                                      February 29,
                                                                           2000(1)    1999    1998    1997     1996   1995
Net Asset Value, Beginning of period                                        $11.86  $12.60  $12.27  $11.86  $11.94  $11.65
                                                                      ------------ ------- ------- ------- ------- -------
 Income from Investment Operations:
  Net investment income                                                        .30     .59     .62     .64     .64     .68
  Net gains or losses on securities (both
   realized and unrealized)                                                   (.37)   (.55)    .37     .45     .01     .29
                                                                      ------------ ------- ------- ------- ------- -------
   Total from investment operations                                           (.07)    .04     .99    1.09     .65     .97
                                                                      ------------ ------- ------- ------- ------- -------
 Less Distributions:
  Dividends (from net investment income)                                      (.30)   (.59)   (.62)   (.64)   (.64)   (.68)
  Distributions (from capital gains)                                          (.04)   (.19)   (.04)   (.04)   (.09)      -
                                                                      ------------ ------- ------- ------- ------- -------
   Total distributions                                                        (.34)   (.78)   (.66)   (.68)   (.73)   (.68)
                                                                      ------------ ------- ------- ------- ------- -------

Net Asset Value, End of Period                                              $11.45  $11.86  $12.60  $12.27  $11.86  $11.94
                                                                      ============ ======= ======= ======= ======= =======

Total Return(2)                                                         (0.59)%(3)   0.22%   8.26%   9.39%    5.51%   8.70%


Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                    $1,787  $1,917  $1,795  $1,593  $1,476  $1,424
 Ratio of expenses to average net assets                                  0.34%(3)     .65%    .66%    .68%    .68%    .66%
 Ratio of net income to average net assets                                2.59%(3)    4.78%   4.98%   5.27%   5.35%   5.87%
 Portfolio turnover rate                                                 16.61%(3)   14.56%  23.19%  14.39%  26.89%  49.28%


(1) Unaudited
(2) Excludes maximum sales charge of 4.75%, in effect prior to January 10, 2000, and 3.75% in effect thereafter.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.

Results of Shareholders Meeting (unaudited)
Held October 27, 1999

Shares Outstanding on August 23, 1999 (record date)   161,658,054
Shares Voting on October 27, 1999                     111,106,211 (68.7%)


Proposal 1: Election of Directors

                                                        % of Shares                             % of Shares
Director                          Votes For             Voting For        Votes Withheld        Withheld
Richard G. Capen, Jr.             108,974,226           98.1%             2,131,985             1.9%

H. Frederick Christie             108,937,516           98.0%             2,168,695             2.0%

Don R. Conlan                     108,983,955           98.1%             2,122,256             1.9%

Diane C. Creel                    108,995,699           98.1%             2,110,512             1.9%

Martin Fenton                     108,961,961           98.1%             2,144,250             1.9%



                                                        % of Shares                             % of Shares
Director                          Votes For             Voting For        Votes Withheld        Withheld
Leonard R. Fuller                 109,025,821           98.1%             2,080,390             1.9%

Abner D. Goldstine                108,958,029           98.1%             2,148,182             1.9%

Paul G. Haaga, Jr.                 109,035,691          98.1%             2,070,520             1.9%

Richard G. Newman                 108,964,914           98.1%             2,141,297             1.9%

Frank M. Sanchez                   108,991,830          98.1%             2,114,381             1.9%


Proposal 2: Amendments to Articles of Incorporation authorizing the Board to create new classes and series of capital stock.

                  % of Shares                          % of Shares                                % of Shares
Votes For         Voting For       Votes Against       Voting Against        Abstentions          Abstaining
83,632,849        75.3%            3,468,378           3.1%                  3,885,372            3.5%


(Broker Non-Votes = 20,119,612)



Proposal 3: Amendment to Articles of Incorporation reducing the par value per share of capital stock

                      % of Shares                          % of Shares                            % of Shares
Votes For             Voting For       Votes Against       Voting Against       Abstentions       Abstaining
81,218,497            73.1%            4,894,280           4.4%                 4,873,822         4.4%


(Broker Non-Votes = 20,119,612)



Proposal 4: Elimination or revision of certain of the Fund's investment restrictions
(Broker Non-Votes = 20,119,612; same for all restrictions)

                                               % of                       % of                          % of
                                               Shares                     Shares                        Shares
                               Votes For       Voting      Votes          Voting       Abstentions      Abstaining
                                               For         Against        Against
4A. Diversification            81,874,867      73.7%       4,006,472      3.6%         5,105,260        4.6%

4B. Pledging Assets            80,669,209      72.6%       5,122,770      4.6%         5,194,620        4.7%

4C. Affiliated                 80,851,846      72.8%       4,877,731      4.4%         5,257,022        4.7%
Ownership

4D. Unseasoned Issuers         80,094,380      72.1%       5,643,265      5.1%         5,248,954        4.7%

4E. Restricted                 80,712,999      72.6%       5,041,903      4.5%         5,231,697        4.7%
Securities

4F.  Purchasing
Securities
of Other
Investment
Companies                      81,378,316      73.2%       4,253,816      3.8%         5,354,467        4.8%


Proposal 5: Ratification of Auditors

                   % of Shares                           % of Shares                              % of Shares
Votes For         Voting For         Votes Against       Voting Against        Abstentions        Abstaining
107,014,000       96.3%              1,040,654           0.9%                  3,051,557          2.8%


[The American Funds Group(r)]


Offices of the fund and
of the Investment Adviser,
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer Agent for
Shareholder Accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of Assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

There are two ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA KBD/INS/4542
Lit. No. TEBF-013-0400